UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
         --------------------------------------------
Address: c/o PilotRock Investment Partners GP, LLC
         --------------------------------------------
         1700 East Putnam Avenue
         --------------------------------------------
         Old Greenwich, CT 06870
         --------------------------------------------

Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -------------------------
Title:     Managing Member of PilotRock Investment Partners GP, LLC
           --------------------------------------------------------
Phone:     (203) 698-8800
           --------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         February 14, 2007
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-10617                   PilotRock Investment Partners GP, LLC
--------                   -------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              4
                                            --------------------------
Form 13F Information Table Value Total:              321
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----

                             TITLE OF               VALUE   SHARES/ SH/ PUT/    INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS       CUSIP    (x$1000) PRN AMT PRN CALL    DSCRETN   MANAGERS   SOLE    SHARED    NONE
-----------------------      --------    --------  -------- ------- --- ----    -------   --------  ------   -------   ----
ALTRIA GROUP INC              COM        02209S103    86     1000    SH           X                  1000
AMERICAN TOWER CORP.          CL A       029912201    75     2000    SH           X                  2000
MIRANT CORP.                  COM        60467R100    32     1000    SH           X                  1000
RESEARCH IN MOTION LTD.       COM        760975102   128     1000    SH           X                  1000
TOTAL                                                321